Organization And Principal Activities - Additional Information (Details) - USD ($) $ in Millions		6 Months Ended
	Jan. 04, 2023	Jul. 15, 2023
Organization and principal activities [line items]
Legacy cash pooling arrangement principal balance		$ 8.8
Sumitomo Corporation
Organization and principal activities [line items]
Business acquisition consideration paid	$ 2.0
Sumitomo Corporation | Chief Executive Officer ("Mr. How") of OMS
Organization and principal activities [line items]
Ownership Percentage	100.00%